Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	Spiral Toys Inc.
Entity Central Index Key	0001520108
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	STOY